Derivative instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative instruments
Note 7.	Derivative Instruments

Prior to August 16, 2012, Holdings was a party to a forward starting interest rate swap with a counterparty that had a total notional value of $200,000 upon issuance, a start date of July 1, 2011, and a final maturity date of July 1, 2013. Holdings entered into that agreement on November 22, 2010. The counter-party under this forward starting interest rate swap contract paid Holdings variable interest at the three-month LIBOR rate, and Holdings paid the counterparty a fixed interest rate of 1.04%. This forward starting interest rate swap effectively converted the amended Term Loan into fixed rate debt to the extent of the notional value of the swap contract, in order to manage interest rate risk on the amended Term Loan. On December 14, 2011, Holdings discontinued the hedge accounting treatment of the swap because the hedged forecasted transaction was no longer probable of occurring. All prospective fair value changes of the derivative were recognized in earnings. On August 16, 2012, Holdings terminated the swap in connection with the repayment of the entire then-outstanding principal amount of the Term Loan and made a required final swap settlement payment of $1,135. Net interest expense incurred on the interest rate swap was $282 and $520 for the three and six months ended June 30, 2012, respectively.

See Note 5, “Fair Value Measurements” for information regarding the contingent value rights.

The following table presents gains (losses) recognized on derivative instruments for the three and six months ended June 30, 2013 and 2012:

	Income Statement Classification	Three months ended June 30,
		2013		2012
		Gains	Losses	Gains	Losses
Contingent value rights	Net gain on the valuation of contingent value rights	$8,620	$—	$—	$—
Interest rate swap	Gain (loss) on interest rate swap	—	—	250	—

Total		$8,620	$—	$250	$—

	Income Statement Classification	Six months ended June 30,
		2013		2012
		Gains	Losses	Gains	Losses
Contingent value rights	Net gain on the valuation of contingent value rights	$33,420	$—	$—	$—
Interest rate swap	Gain (loss) on interest rate swap	—	—	—	(52)

Total		$33,420	$—	$—	$(52)

6.	Derivative instruments

Effective July 7, 2006, Artisan Partners Holdings executed 5-year amortizing interest rate swap contracts with two counterparties that had a combined total notional value of $400,000 upon issuance. The total notional value of these swap contracts amortized to $350,000 on April 7, 2008, to $300,000 on April 7, 2009, to $250,000 on April 7, 2010, and to $200,000 on April 7, 2011. These interest rate swaps matured on July 1, 2011. The counterparties under these interest rate swap contracts paid Artisan Partners Holdings variable interest at the three-month LIBOR rate, and Artisan Partners Holdings paid the counterparties a fixed interest rate of 5.689%.

Effective November 22, 2010, Artisan Partners Holdings executed a forward starting interest rate swap with a counterparty that had a total notional value of $200,000 upon issuance, a start date of July 1, 2011, and a final maturity date of July 1, 2013. The counterparty under this forward starting interest rate swap contract paid Artisan Partners Holdings variable interest at the three-month LIBOR rate, and Artisan Partners Holdings paid the counterparty a fixed interest rate of 1.04%. This forward starting interest rate swap was entered into to convert the amended Term Loan into fixed rate debt to the extent of the notional value of the swap contract to manage interest rate risk on the amended Term Loan.

On December 14, 2011, Artisan discontinued the hedge accounting relationship related to its $200,000 notional interest rate swap as the hedged forecasted transaction was no longer probable of occurring. During the year ended December 31, 2011, the net impact of the discontinued hedge accounting relationship was an increase of $1,933 to Loss on interest rate swap, inclusive of a $2,264 cumulative unrealized loss that was reclassified from Noncontrolling interest – Artisan Partners Holdings into current earnings. Artisan continued to hold the derivative instrument as it generally provided an economic hedge of the benchmark interest rate, enabling Artisan to convert the amended Term Loan into fixed rate debt to the extent of the notional value of the swap contract to manage interest rate risk on the amended Term Loan.

On August 16, 2012, Artisan Partners Holdings terminated the $200,000 notional interest rate swap contract in connection with the repayment of all of the then-outstanding principal amount of its term loan. Final settlement of the swap contract was $1,135. There were no derivatives outstanding as of December 31, 2012.

Net interest expense incurred on the interest rate swaps was $671, $6,884 and $14,277 for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Values of Derivative Instruments

	Liability
Derivatives not designated as hedging instruments under FASB ASC 815-20 (a)	Balance Sheet Location	Fair Value
As of December 31, 2011
Interest rate swap	Interest rate swap	$1,066

Total derivatives not designated as hedges		$1,066

(a)	Refer to disclosures within this footnote for additional information on Artisan’s purpose for holding derivative instruments not designated as hedging instruments under FASB ASC 815-20.

The Effect of Derivative Instruments on the Statements of Operations

Derivatives in Subtopic 815-20 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Noncontrolling interest – Artisan Partners Holdings (Effective Portion)	Location of Gain or (Loss) Reclassified from Noncontrolling interest – Artisan Partners Holdings into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Noncontrolling interest – Artisan Partners Holdings into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
For the Year Ended December 31, 2012
Interest rate swap (a)	$—	Interest Expense	$—	Gain (loss) on swap fair value	$(69)

Total	$—		$—		$(69)

For the Year Ended December 31, 2011
Interest rate swap	$6,130	Interest Expense	$(6,139)		$—
Interest rate swap (a)	304	Interest Expense	(745)	Gain (loss) on swap fair value	(1,933)

Total	$6,434		$(6,884)		$(1,933)

For the Year Ended December 31, 2010
Interest rate swap	$15,617	Interest Expense	$(14,277)		$—
Forward starting interest rate swap	(304)	Interest Expense	—	Gain (loss) on swap fair value	866

Total	$15,313		$(14,277)		$866

(a)	On December 14, 2011 Artisan discontinued the hedge accounting relationship under FASB ASC 815-20 for the interest rate swap with a start date of July 1, 2011.